Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Retained earnings (Accumulated loss)	Exchange reserve	Total
Balance at Mar. 31, 2023	$ 1		$ 3,830	$ 1	$ 3,832
Balance (in Shares) at Mar. 31, 2023	11,250,000
Profit for the year			1,769		1,769
Other comprehensive income for the year				28	28
Balance at Mar. 31, 2024	$ 1		5,599	29	5,629
Balance (in Shares) at Mar. 31, 2024	11,250,000
Issuance of new shares		5,570			5,570
Issuance of new shares (in Shares)	1,750,000
Profit for the year			898		898
Other comprehensive income for the year				44	44
Balance at Mar. 31, 2025	$ 1	5,570	6,497	73	12,141
Balance (in Shares) at Mar. 31, 2025	13,000,000
Issuance of ordinary shares, net of issuance costs	$ 1	(22)			(21)
Issuance of ordinary shares, net of issuance costs (in Shares)	3,000,000
Share based compensation expenses		1,487			1,487
Profit for the year			(13,211)		(13,211)
Other comprehensive income for the year				(113)	(113)
Balance at Mar. 31, 2026	$ 2	$ 7,035	$ (6,714)	$ (40)	$ 283
Balance (in Shares) at Mar. 31, 2026	16,000,000